Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Ordinary shares, par value	0.1	0.1
Ordinary shares, authorized	12,008,000	12,008,000
Ordinary shares, issued	6,841,559	6,762,557
Ordinary shares, outstanding	6,316,882	6,237,880
Treasury shares, at cost	524,677	524,677